Convertible Debt (Details)	3 Months Ended			12 Months Ended
	Jul. 15, 2020 USD ($)	Jul. 15, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 30, 2020 USD ($)	May 30, 2020 CAD ($)
Debenture Discount
Convertible Debenture			$ 3,308,388	$ 3,361,337
Debentures [Member]
Convertible Debt, gross	$ 3,011,497		3,464,737	8,529,751	1,610,980
Additions					7,080,308
Repaid			(7,496)
Conversion to equity			(338,077)	(5,240,736)		$ 56,656	$ 78,000
Foreign exchange movements			(107,667)	175,722	(161,537)
Convetible debt, ending			3,011,497	3,464,737	8,529,751
Accrued Interest
Accrued interest, opening balance	528,502		524,227	520,523
Interest expense			79,300	719,004	520,523
Repaid	(9,025)	$ (12,600)	(1,499)
Conversion to equity			(57,176)	(731,731)
Foreign exchange movements			(16,350)	15,504
Accrued interest, ending balance			528,502	524,227	520,523
Debenture Discount
Debenture Discount, opening balance	$ (231,611)		(627,627)	(4,587,228)	(462,872)
Additions					(6,119,484)
Amortization			396,016	3,959,601	1,995,128
Debenture Discount, ending balance			$ (231,611)	$ (627,627)	(4,587,228)
Convertible Debenture					$ 4,463,046